Business, Basis of Presentation and Significant Accounting Policies - Sales Inducements (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Capitalized sales inducements	$ 35.1	$ 39.9	$ 55.0
Amortized amount of deferred sales inducements	$ 62.6	$ 14.0	$ 102.1